ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of Accrued Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued interest expense		$ 12,329	$ 0
Accrued Northern Comstock LLC		0	180,833
Accrued payroll costs		817,062	153,615
Accrued directors fees		0	60,000
Accrued vendor liabilities		77,062	136,499
Other accrued expenses		32,990	4,000
Total accrued expenses	$ 986,400	$ 939,443	$ 534,947